Schedule Of Stock Options (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	17,522
Balance at ending (in shares)		17,522
[custom:NumberOfShareOneOutstanding-0]	4,880,288
Number Of Exercisable	2,820,301
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	4,714,388	3,727,588
Balance at beginning	$ 2.44	$ 2.30
Excercised (in shares)		(6,800)
Exercised during the year	$ 2.65	$ 1.05
Excercised (in shares)		(5,200)
Exercised		$ 2.55
Expired (in shares)		(3,200)
Expired		$ 2.60
Granted (in shares)	443,000	1,060,000
Granted	$ 3.42	$ 4.04
Cancelled (in shares)		(58,000)
Weighted Average Exercise Price Cancelled Or Expired		$ 4.04
Excercised during the year (in shares)	(252,700)
Expired during the year (in shares)	(24,400)
Expired during the year	$ 2.87
Balance at ending (in shares)	4,880,288	4,714,388
Balance at ending	$ 2.52	$ 2.44
Stock Options1 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	443,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options	9 years 6 months 3 days
Number Of Exercisable	87,000
Stock Options2 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	1,002,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options	8 years 6 months 10 days
Number Of Exercisable	161,338
Stock Options3 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	298,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options	7 years 8 months 19 days
Number Of Exercisable	234,675
Stock Options4 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	20,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options	7 years 1 month 28 days
Number Of Exercisable	20,000
Stock Options5 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	1,494,667
Weighted Average Remaining Contractual Life Of Outstanding Share Options	6 years 11 months 12 days
Number Of Exercisable	694,667
Stock Options6 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	270,268
Weighted Average Remaining Contractual Life Of Outstanding Share Options	5 years 11 months 12 days
Number Of Exercisable	270,268
Stock Options7 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	1,024,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options	4 years 9 months 29 days
Number Of Exercisable	1,024,000
Stock Options8 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	116,566
Weighted Average Remaining Contractual Life Of Outstanding Share Options	3 years 4 months 20 days
Number Of Exercisable	116,566
Stock Options9 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	10,667
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2 years 9 months 29 days
Number Of Exercisable	10,667
Stock Options10 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	101,121
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2 years 3 months
Number Of Exercisable	101,121
Stock Options11 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	9,600
Weighted Average Remaining Contractual Life Of Outstanding Share Options	1 year 4 months 9 days
Number Of Exercisable	9,600
Stock Options12 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	42,900
Weighted Average Remaining Contractual Life Of Outstanding Share Options	1 year
Number Of Exercisable	42,900
Stock Options13 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	12,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options	7 months 20 days
Number Of Exercisable	12,000
Stock Options14 [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfShareOneOutstanding-0]	35,499
Weighted Average Remaining Contractual Life Of Outstanding Share Options	4 months 20 days
Number Of Exercisable	35,499